CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 27, 2024	Dec. 29, 2023	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Revenue, net	$ 3,759	$ 3,198
Cost of revenue	2,427	3,225
Gross profit (loss)	1,332	(27)
Operating expenses:
Research and development	562	486
Selling, general and administrative	272	231
Employee termination, asset impairment and other	5	(46)
Business separation costs	41	34
Goodwill impairment	(0)	0	$ 0		$ 0
Gain on business divestiture	(34)	0
Total operating expenses	846	705
Operating income (loss)	486	(732)
Interest and other income (expense):
Interest income	5	6
Interest expense	(6)	(22)
Other income (expense), net	(45)	(6)
Total interest and other income (expense), net	(46)	(22)
Income (loss) before taxes	440	(754)
Income tax expense	125	65
Net income (loss)	$ 315	$ (819)
The Flash Business of Western Digital Corporation [Member]
Revenue, net			6,663	$ 6,086	9,754
Cost of revenue			5,591	5,656	6,510
Gross profit (loss)			1,072	430	3,244
Operating expenses:
Research and development			1,061	1,167	1,362
Selling, general and administrative			455	558	666
Employee termination, asset impairment and other			(40)	69	16
Business separation costs			64	0	0
Goodwill impairment			0	671	0
Gain on business divestiture			0	0	(9)
Total operating expenses			1,540	2,465	2,044
Operating income (loss)			(468)	(2,035)	1,200
Interest and other income (expense):
Interest income			12	21	6
Interest expense			(40)	(31)	(15)
Other income (expense), net			(7)	43	43
Total interest and other income (expense), net			(35)	33	34
Income (loss) before taxes			(503)	(2,002)	1,234
Income tax expense			169	141	170
Net income (loss)			$ (672)	$ (2,143)	$ 1,064